LEASES - Change in lease liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($) $ / $	Dec. 31, 2023 COP ($) $ / $	Dec. 31, 2022 $ / $	Dec. 31, 2021 $ / $
LEASES
Beginning balance	$ 1,773,610	$ 1,900,268
New contracts	114,425	75,345
Reassessment of the lease liability	74,457	161,787
Payments	(311,082)	(305,413)
Accrued Interest	136,924	123,175
Effect of changes in foreign exchange rate (lease liabilities)	101,030	(181,552)
Ending balance	1,889,364	1,773,610
Interest expense on lease liabilities	$ 1,378	$ 9,360
Year end exchange rate, US dollar into Colombian pesos | $ / $	4,409.15	3,822.05	4,810.2	3,981.16